Operating assets and liabilities - Trade receivables (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Movements in allowance for doubtful trade receivables
Realised losses	kr 25	kr 27
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			kr 24,156	kr 21,459
Loss allowance	(1,294)	(1,223)	(1,370)	(1,294)
Net carrying amount			22,786	20,165
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(1,294)	(1,223)
Reversal of allowance on realised losses	(25)	(27)
Net movement recognised in income statement	164	196
Effect of exchange rate adjustment	(63)	(98)
Allowance at the end of the year	(1,370)	(1,294)
Trade receivables | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			22,359	19,592
Loss allowance	(558)	(558)	(692)	(558)
Net carrying amount			21,667	19,034
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(558)
Allowance at the end of the year	(692)	(558)
Trade receivables | 1-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			1,055	1,065
Loss allowance	(155)	(155)	(111)	(155)
Net carrying amount			944	910
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(155)
Allowance at the end of the year	(111)	(155)
Trade receivables | 91 to 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			235	298
Loss allowance	(113)	(113)	(79)	(113)
Net carrying amount			156	185
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(113)
Allowance at the end of the year	(79)	(113)
Trade receivables | 181 to 270 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			60	111
Loss allowance	(75)	(75)	(41)	(75)
Net carrying amount			19	36
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(75)
Allowance at the end of the year	(41)	(75)
Trade receivables | 271 to 360 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			76	95
Loss allowance	(95)	(95)	(76)	(95)
Net carrying amount			0	0
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(95)
Allowance at the end of the year	(76)	(95)
Trade receivables | More than 360 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			371	298
Loss allowance	(298)	(298)	(371)	(298)
Net carrying amount			kr 0	kr 0
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(298)
Allowance at the end of the year	kr (371)	kr (298)